SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

TPMT Trust 2015-4
For
Towd Point Asset Depositor LLC
By
American Mortgage Consultants, Inc.

September 14, 2015

This report summarizes the process and findings of reviews performed by American Diligence, LLC (“AMC”) on mortgage loans sold to an affiliate of Towd Point Asset Depositor LLC (“Client”) from various trades.

PROJECT SCOPE AND PROCEDURES

A.	Compliance Review

Review and methodology.

AMC reviewed each residential mortgage loan to determine, as applicable, to the extent possible and subject to the caveats below, whether the mortgage loan complies with:

(I) Federal Truth in Lending Act (“TILA”), as implemented by Regulation Z, 12 C.F.R. Part 1026, as set forth below:

a)	Rescission (§1026.23):

i)	failure to provide the right of rescission notice;

ii)	failure to provide the right of rescission notice in a timely manner and to the correct consumer(s);

iii)	errors in the right of rescission notice;

iv)	failure to provide the correct form of right of rescission notice;

v)	failure to provide the three (3) business day rescission period; and

vi)
any material disclosure violation on a rescindable loan that gives rise to the right of rescission under TILA, which means the required disclosures of the annual percentage rate, the finance charge, the amount financed, the total of payments, the payment schedule, the HOEPA disclosures,

b)	(b) TIL Disclosure (§§1026.17, 18 and 19):

i)	review and comparison of the initial and final TIL disclosures, and any re-disclosed TIL(s);

ii)	proper execution by all required parties;

iii)	principal and interest calculations, and proper completion of the interest rate and payment summary; and

iv)	timing of initial and re-disclosed TIL(s);

c)	Tolerances (§§1026.18, 22 and 23):

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

i)	inaccurate Annual Percentage Rate (APR) outside of applicable tolerance by comparing disclosed APR to re-calculated APR; and

ii)	inaccurate Finance Charge outside of applicable tolerance by comparing disclosed Finance Charge to re-calculated Finance Charge;

d)	High-cost Mortgage (§§1026.31, 32 and 33):

i)	points and fees threshold test;

ii)	APR threshold test;

iii)	prepayment penalty test; and

iv)	compliance with the disclosure requirements, limitation on terms and prohibited acts or practices in connection with a high-cost mortgage;

e)	Higher-priced Mortgage Loan (§1026.35):

i)	APR threshold test; and

ii)	compliance with the escrow account and appraisal requirements;

(II) Federal Real Estate Settlement Procedures Act (“RESPA”), as implemented by Regulation X, 12 C.F.R. Part 1024, as set forth below:

a)	Good Faith Estimate (GFE) (§1024.7):

i)	confirm the presence of the current GFE form in effect at the time of origination;

ii)	verify GFE was provided to the borrower(s) within three (3) business days of application;

iii)	verify all sections of the GFE were accurately completed and that information was reflected in the appropriate locations;

iv)	determine whether a valid and properly documented changed circumstance accompanies any changes to loan terms and/or fees on any revised GFEs over the applicable tolerance(s); and

v)	confirm the presence of a settlement service provider list, as applicable;

b)	Final HUD-1/A Settlement Statement (HUD) (§1024.8):

i)	confirm current applicable HUD form was provided;

ii)	determination that the loan file contains the final HUD;

iii)	escrow deposit on the final HUD matches the initial escrow statement amount; and

iv)	verify all sections of the final HUD were accurately completed and that information was reflected in the appropriate locations.

c)	GFE and Final HUD Comparison (§1024.7):

i)	review changes disclosed on the last GFE provided to the borrower(s) to determine that such changes were within the allowed tolerances;

ii)	confirm loan terms and fees disclosed on the third page of the final HUD accurately reflect how such items were disclosed on the referenced GFE, page 2 of the final HUD and loan documents; and

iii)	review any documented cure of a tolerance violation to determine that the proper reimbursement was made and a revised HUD was provided at or within 30 days of settlement.

d)	Additional RESPA/Regulation X Disclosures and Requirements (§1024.6, 15, 17, 20, and 33):

i)	confirm the presence of the Servicing Disclosure Statement form in the loan file;

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

ii)	verify the Servicing Disclosure Statement was provided to the borrower(s) within three (3) business days of application;

iii)	confirm the presence of the Special Information Booklet in the loan file or that the loan file contains documentary evidence that the disclosure was provided to the borrower;

iv)	confirm the Special Information Booklet was provided within three (3) business days of application;

v)	confirm the presence of the Affiliated Business Arrangement Disclosure in the loan file in the event the lender has affiliated business arrangements;

vi)	confirm the Affiliated Business Arrangement Disclosure was provided no later than three (3) business days of application;

vii)	confirm the Affiliated Business Arrangement Disclosure is executed;

viii)	confirm the presence of the Initial Escrow Disclosure Statement in the loan file and proper timing;

(III) Fannie Mae points and fees limitations and HOEPA restrictions as addressed in Fannie Mae Announcement 04-06

(IV) The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution and associated regulations;

(V) The disclosure requirements and prohibitions of state, county and municipal laws and ordinances with respect to “high-cost” loans, “covered” loans, “higher-priced” loans, “home” loans or any other similarly designated loan as defined under such authorities, or subject to any other laws that were enacted to combat predatory lending, as may have been amended from time to time;

(VI) Federal and state specific late charge and prepayment penalty provisions.

 (VII) Document Review

AMC reviewed each of the loan files and verified if the following documents, if applicable, were included in the file and if the data on these documents was consistent:

•	Initial application (1003);

•	Sales contract;

•	Hazard and/or flood insurance policies;

•	Copy of note for any junior liens

•	Appraisal;

•	Title/Preliminary Title

•	Initial TIL

•	Final 1003

•	Final TIL

•	HUD from sale of previous residence

•	Initial and final GFE’s

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

•	Changed circumstance documentation

•	Final HUD-1

•	Right of Rescission Disclosure

•	Mortgage/Deed of Trust

•	Note

•	Mortgage Insurance

•	Tangible Net Benefit Disclosure

•	Subordination Agreement

•	FACTA disclosures

•	Notice of Special Flood Hazards

•	Certain other disclosures related to the enumerated tests set forth in section 7.

Please be advised that AMC did not make a determination as to whether the mortgage loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. There can be no assurance that the Review uncovered all relevant factors relating to the origination of the mortgage loans, their compliance with applicable laws and regulations and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by AMC are dependent upon its receiving complete and accurate data regarding the mortgage loans from loan originators and other third parties upon which AMC is relying in reaching such findings.

Please be further advised that AMC does not employ personnel who are licensed to practice law in the various jurisdictions, and the findings set forth in the reports prepared by AMC do not constitute legal advice or opinions.  They are recommendations or conclusions based on information provided to AMC.  All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including the potential liability related to the purchase or other transaction involving any such mortgage loan or mortgage loans, shall be made solely by the Client, or other agreed upon party, that has engaged AMC to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by AMC are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

REVIEW RESULTS AND DEAL NOTES– COMPLIANCE

(1) Type of assets that were reviewed.

AMC Diligence, LLC (“AMC”) performed certain due diligence services described below on 3,754 mortgage loans.   All of these mortgage loans were purchased by Client in various bulk transactions. The mortgage loans are all re-performing loans that have all been modified.  Over 76% of the mortgage loans in the pool are secured by single family detached residences.  The mortgage loans were originated by multiple originators and have origination dates spanning 28 years.  The reviews were conducted on behalf of the Client during various periods in 2014 and 2015 via files imaged and provided by Client or its designee for review (the “Review”).  The mortgage loans in the Review were predominantly seasoned originations, with origination dates between 1984 and 2012.

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

(2) Sample size of the assets reviewed.

The Review was conducted on 100% of the securitization loan population. The Review consists of a population of 4,124 mortgage loans with an aggregate original principal balance of approximately $924 million.

Subsequent to the Review, the Client reduced the population to be submitted for securitization for various reasons unknown to AMC. The data and summary below reflect only the 3,754 loans remaining in the pool with an aggregate principal balance of approximately $840 million.

(3) Determination of the sample size and computation.

The Review was conducted on 100% of the final securitization loan population.

 (4) Quality or integrity of information or data about the assets: review and methodology.

AMC compared data fields on the bid tape provided by Client to the data found in the actual file as captured by AMC. This comparison included the following data fields:

Address	Appraised Value	Original Balance	City
Combined LTV	Document Type	First Payment Date	LTV
Maturity Date	MI Company	MI Coverage %	Last Name
Occupancy	Original PI	Origination Date	Property Type
Loan Purpose	First Rate Cap	Index Rate	Original rate
Number of units	Junior Lien Balance	County	Interest Only Term
Loan Type	Margin	Zip	Amortization Term
Modification Flag	Neg Am Limit	PMI Flag	Purpose
Life Rate Cap	Periodic Rate Cap	RateReset Frequency

Of 3,754 mortgage loans reviewed, 3,721 mortgage loans or 99.12% of the population had tape discrepancies.  There were 33 data fields that had discrepancies. These discrepancies were across 35 data fields.  The large differences in Maturity Date, Original Rate, and Origination Date can likely be attributed to a comparison of the origination data gathered by AMC to data that is reflective of the modification in some fields on the tape.  This is a common discrepancy found in the data tapes provided on modified mortgage loans.  The data for LTV, CLTV and DTI was taken directly from various documents in the mortgage loan files and was not recalculated for this compliance review.

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

Data Integrity
Field	Number of Loans	Percent of Loan
Address	13	0.35%
Appraised Value	169	4.50%
Junior Lien Balance	87	2.32%
Original Balance	26	0.69%
City	17	0.45%
Combined LTV	876	23.34%
County	100	2.66%
Doc Type	85	2.26%
First Payment Date	93	2.48%
Interest Only Term	489	13.03%
Loan Type	206	5.49%
LTV	124	3.30%
Margin	4	0.11%
Maturity Date	3,074	81.89%
MI Company	18	0.48%
MI Coverage	5	0.13%
Modification Flag	5	0.13%
Last Name	20	0.53%
Occupancy	52	1.39%
Original P&I	459	12.23%
Origination Date	832	22.16%
PMI Flag	10	0.27%
Property Type	417	11.11%
Purpose	557	14.84%
Rate Cap First	589	15.69%
Rate Cap Life	41	1.09%
Rate Cap Periodic	2	0.05%
Original Rate	2,049	54.58%
Rate Reset Frequency	2	0.05%
Original Amortization	8	0.21%
Original Term	3,232	86.09%
Units	43	1.15%
Zip	15	0.40%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

(5) Grading and Exception Summary

Compliance: Grade
	Number of Loans	Percent of Loans
A	2,344	62.44%
B	1,012	26.96%
C	66	1.76%
D	332	8.84%
Total Number of Occurrences	3,754

Pursuant to the applicable NRSRO criteria, AMC graded certain compliance exceptions as non-material based upon seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer.  The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any AMC report related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Though 204 mortgage loans had prepayment penalties that violated state regulations, all of these mortgage loans were aged past the prepayment penalty period.  All TILA finance charge tolerance exceptions were cited, but many of the exceptions were cured at or just after closing.  If a cure was provided the grade was changed from a “C” to a “B

Exception	# Of Loans	Percent Of Loans
Missing FACTA disclosure	725	19.31%
Finance charge not within tolerance	351	9.35%
Missing evidence of title	295	7.86%
Prepayment penalty not allowed per state	204	5.43%
Missing final HUD-1	111	2.96%
Final TIL in file not signed by all vested parties	64	1.70%
Missing copy of Modification agreement	57	1.52%
Missing final TIL	54	1.44%
Missing Right to Cancel form	43	1.15%
RTC violation - expiration date not 3 days after the later of signature date and transaction date	30	0.80%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

Late charge not allowed per state	29	0.77%
Missing final 1003	28	0.75%
RTC violation - disbursement date prior to RTC expiration date	25	0.67%
APR not within tolerance	24	0.64%
State loan - not compliant	22	0.59%
Incomplete copy of title	20	0.53%
Incomplete/Illegible RTC in file	18	0.48%
HUD-1 in file is estimated	15	0.40%
Incomplete/Illegible copy of Modification agreement	15	0.40%
Incomplete/Illegible HUD-1 in file	14	0.37%
Missing MI certificate	12	0.32%
Ohio Consumer Sales Practices Act violation	12	0.32%
Error on copy of Modification agreement	10	0.27%
Missing appraisal	10	0.27%
Payment amount calculated for payment stream does not match the original payment on the note	10	0.27%
Incomplete/Illegible copy of subject lien Mortgage	7	0.19%
Error on final TIL	6	0.16%
Incomplete/Illegible FACTA	6	0.16%
Incomplete/Illegible final TIL in file	6	0.16%
Missing FHA Mortgage Insurance Certificate	6	0.16%
Right to Cancel in file not signed by all vested parties	6	0.16%
Error on RTC	5	0.13%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

Missing applicable Mortgage Rider	5	0.13%
Error on copy of subject lien Note	4	0.11%
Missing addendum to the Note	4	0.11%
Missing copy of subject lien Mortgage	4	0.11%
Missing evidence of mortgage insurance (MI)	4	0.11%
RESPA: Borrower was not provided with special information booklet within 3 business days of application	4	0.11%
RESPA: Reason for redisclosed GFE is not documented	4	0.11%
State compliance violation	4	0.11%
Incomplete file	3	0.08%
Missing initial TIL	3	0.08%
Misc. Missing Doc Credit Exception 1	2	0.05%
Missing copy of subordination agreement	2	0.05%
Missing initial GFE	2	0.05%
NC Prepay test fails	2	0.05%
Required FACTA information not in file	2	0.05%
Error on copy of subject lien Mortgage	1	0.03%
Incomplete/Illegible appraisal	1	0.03%
Incomplete/Illegible copy of subject lien Note	1	0.03%
Incomplete/Illegible final 1003	1	0.03%
Misc. Compliance Exception 1	1	0.03%
Missing appraisal completion cert	1	0.03%
Missing copy of junior lien Note	1	0.03%
Missing credit report	1	0.03%
NC Home Loan - not compliant	1	0.03%
RESPA (2010) violation	1	0.03%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

RESPA: Affiliated Business Arrangement Disclosure not provided at or before GFE	1	0.03%
RESPA: GFE 0% tolerance exceeded	1	0.03%
RESPA: GFE 10% tolerance exceeded	1	0.03%
RESPA: GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE	1	0.03%
RESPA: Initial escrow account statement does not match charges on Final HUD-1	1	0.03%
RESPA: Servicing Disclosure Statement not provided to borrower within 3 business days of application	1	0.03%
RTC to be on H-8 form - not same lender refi	1	0.03%
SC Home Loan - not compliant	1	0.03%
State High Cost loan due to points and fees	1	0.03%
Title issue - unable to determine lien position	1	0.03%

ADDITIONAL LOAN POPULATION SUMMARY

Purpose
	Number of Loans	Percent of Loans
PURCHASE	680	18.11%
LIMITED CASH-OUT REFI (GSE)	7	0.19%
CONSTRUCTION/PERM	58	1.55%
STREAMLINED REFI	2	0.05%
DEBT CONSOLIDATION	12	0.32%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

REFI R/T	523	13.93%
HOME IMPROVEMENT	1	0.03%
REFI CASHOUT	2,471	65.82%
Total Number of Loans	3,754

Property Type
	Number of Loans	Percent of Loans
CONDO<5FLOORS (LOW RISE)	47	1.25%
SINGLE FAMILY DETACHED	2,888	76.93%
RAW LAND/OTHER NON-RES PROP	2	0.05%
MULTI (BLANKET)	1	0.03%
COOP	1	0.03%
TOWNHOUSE	15	0.40%
PUD Attached	32	0.85%
UNKNOWN	44	1.17%
2 FAMILY	66	1.76%
CONDO>8FLOORS (HIGH RISE)	9	0.24%
3 FAMILY	15	0.40%
MOBILE HOME	3	0.08%
DEMINIMUS PUD	1	0.03%
CONDO	120	3.20%
CONDO 5-8 FLOORS	4	0.11%
PUD	456	12.15%
MANUFACTURED HOUSING	20	0.53%
SINGLE FAMILY ATTACHED	24	0.64%
4 FAMILY	6	0.16%
Total Number of Loans	3,754

Lien Position
	Number of Loans	Percent of Loans
1	3,746	99.79%
2	8	0.21%
Total Number of Loans	3,754

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

Term
	Number of Loans	Percent of Loans
36	8	0.21%
60	16	0.43%
120	4	0.11%
132	1	0.03%
144	3	0.08%
156	1	0.03%
160	1	0.03%
180	117	3.12%
182	1	0.03%
200	1	0.03%
204	2	0.05%
228	1	0.03%
240	82	2.18%
252	1	0.03%
264	1	0.03%
276	2	0.05%
295	1	0.03%
300	21	0.56%
312	2	0.05%
315	1	0.03%
321	1	0.03%
324	6	0.16%
334	1	0.03%
336	4	0.11%
348	6	0.16%
351	1	0.03%
358	1	0.03%
359	1	0.03%
360	3,385	90.17%
361	1	0.03%
372	3	0.08%
480	77	2.05%
Total Number of Loans	3,754

Amortization Type
	Number of Loans	Percent of Loans
ARM	1,025	27.30%
FIXED	2,729	72.70%
Total Number of Occurrences	3,754

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

REVIEW RESULTS – SERVICING AND PAY HISTORY

A collection comment review was completed on 1,046 mortgage loans and a pay history review was completed on 3,754 mortgage loans.

Reviews Completed	Number of loans	Percentage of Portfolio
Comment Review	1,046	27.86%
Pay History Review	3,754	100.00%

COLLECTION COMMENT HISTORY REVIEW SUMMARY

Of the comment population, 1,036 mortgage loans had a complete collection comment history provided and 10 mortgage loans were missing comment data. Of the population, 1,023 mortgage loans were preforming, 21 mortgage loans were delinquent, and 2 mortgage loans were identified in bankruptcy. Evidence of property damage was identified on 25 mortgage loans, deceased borrower(s) were identified on 7 mortgage loans and 1 mortgage loan showed evidence of a title issue. No material issues were identified on the remaining mortgage loans.
Servicing Review Grading	Number of loans	Percentage of Portfolio
1	897	85.76%
2	102	9.75%
3	47	4.49%
Total	1,046	100.00%

Current Status	Number of loans	Percentage of Portfolio
Bankruptcy	2	0.19%
Delinquent/In Collections	21	2.01%
Performing	1,023	97.80%
Total	1,046	100.00%

Likelihood of Future Delinquency	Number of loans	Percentage of Portfolio
Moderate	23	2.20%
Weak	1,023	97.80%
Total	1,046	100.00%

Lien Position	Number of loans	Percentage of Portfolio
1	1,046	100.00%
Total	1,049	100.00%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

Current Occupancy	Number of loans	Percentage of Portfolio
Non-Owner Occupied	7	0.67%
Occupied by Unknown	90	8.60%
Tenant Occupied	7	0.67%
Owner Occupied	368	35.18%
Vacant	3	0.29%
Unknown	571	54.59%
Total	1,046	100.00%

Property Condition	Number of loans	Percentage of Portfolio
Average	24	2.29%
Excellent	2	0.19%
Fair	42	4.02%
Good	125	11.95%
Unknown	853	81.55%
Total	1,046	100.00%

Property Damage	Number of loans	Percentage of Portfolio
No	1,021	97.61%
Yes	25	2.39%
Total	1,046	100.00%

Property Damage - Type	Number of loans	Percentage of Property Damage Population
Fire	3	12.00%
Flood	3	12.00%
Other Natural Causes	8	32.00%
Structural	1	4.00%
UTD	8	32.00%
Water	1	4.00%

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

Wind	1	4.00%
Total	25	100.00%

Deceased Borrower(s)	Number of loans	Percentage of Portfolio
No	1,039	99.33%
Yes	7	0.67%
Total	1,046	100.00%

High Risk Flags	Number of Loans	Percentage of Portfolio
Deceased Borrower	7	0.67%
Delinquent Taxes	3	0.29%
Property Damage	25	2.39%
Title Issue	1	0.10%
None	1,011	96.65%
Total	1,046	100.00%

PAYMENT HISTORY REVIEW SUMMARY

Of the 3,754 mortgage loans in the payment history sample population, 2,821 mortgage loans had no delinquencies within the lookback period and 933 mortgage loans showed evidence of one or more delinquencies during the lookback period.

Delinquency During Lookback	Number of loans	Percentage of Portfolio
0	2,821	75.15%
1 or more	933	24.85%
Total	3,754	100.00%

BPO Recon Review
AMC performed a review utilizing the BPO Reports and BPO Excel Summary provided by the BPO Vendors.  The BPO reports were compared to the original appraisal and notes in the origination file to verify that the properties were a match.  The BPO Report were also compare to the BPO Excel summary to verify that the individual reports matched the bulk data.

Of the 1,312 BPO Reports that were reviewed there were no discrepancies in the property address.  Additionally there were no discrepancies between the individual BPO reports and the BPO Excel Summary data.

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637

SUPERIOR ANALYSIS & EXPERTISE….YOUR WINNING STRATEGY

OVERALL OBSERVATIONS

All files were presented in a consistent and well organized order. All files contained the vast majority of the documents required for review and were presented in a consistent and well organized stacking order.

630 3rd Avenue Suite 1601 New York, NY 10017	4700 S. Syracuse Street Suite 250 Denver, CO 80237	3 Hawthorn Parkway Suite 235 Vernon Hills, IL 60061	10000 North Central Expressway Suite 225 Dallas, TX 75231	12467 Telecom Dr. Tampa FL, 33637